Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

16.Leases

The Group has lease contracts for facilities which contain variable lease payments and vehicles, equipment and other assets which contain fixed-rate payment terms. The carrying amounts of right-of-use assets recognized and the movements during the period were as follows:

			Technical
			equipment	Office
	Rights		and	and other
In € thousand	to buildings	Vehicles	machinery	equipment	Total
January 1, 2020	8,053	88	496	50	8,687
Additions to right-of-use assets	3,757	20	—	8	3,785
Depreciation	(1,535)	(31)	(35)	(30)	(1,631)
Indexation impact	100	—	—	—	100
December 31, 2020	10,375	77	461	28	10,941
Additions to right-of-use assets	2,369	—	29	170	2,568
Transfer	—	—	(17)	—	(17)
Depreciation	(1,808)	(34)	(45)	(54)	(1,941)
Indexation impact	(26)	—	—	—	(26)
December 31, 2021	10,910	43	428	144	11,525

Some lease payments for rights to buildings are indexed to the German consumer price index, adjusted on a yearly basis. The carrying amounts of lease liabilities and the movements during the period were as follows:

In € thousand	Lease Liability
January 1, 2020	8,715
Additions	3,742
Interest	450
Payments	(1,889)
Indexation impact	100
December 31, 2020	11,118
Additions	2,512
Interest	437
Payments	(2,218)
Indexation impact	(26)
December 31, 2021	11,823

The consolidated statement of operations and other comprehensive income (loss) include the following amounts of lease related expense:

In € thousand	2021	2020	2019
Depreciation of right of-use-assets	1,941	1,631	1,013
Interest expense on lease liabilities	437	450	341
Short-term lease expenses	488	108	138
Lease expenses for low-value assets	220	80	72
Total amount recognized in expense	3,086	2,269	1,567

Variable lease payments result from indexed rental payments for facility leases and are included in lease liabilities. The following table provides further information about the composition of the lease payments as included in the above movement schedule of lease liabilities:

In € thousand	2021	2020
Fixed lease payments	204	154
Variable lease payments	2,014	1,735
Total amount of lease payments	2,218	1,889

The below table provides information on the total cash outflow from all leases during the year:

In € thousand	2021	2020	2019
Principal paid	1,781	1,439	854
Interest paid	437	450	341
Short term and low value leases	708	188	213
Total amount paid	2,926	2,077	1,408